Property, plant and equipment (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Depletion and depreciation expense	$ 57,975	$ 45,434
Depletion and depreciation expense capitalized to inventory	1,133	1,159
Borrowing costs capitalized	$ 349	$ 491
Capitalisation weighted average rate of borrowing costs	5.25%